Finance debts - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt and current portion of long-term debt
Borrowings
Financial liabilities, at fair value	€ 28,750	€ 26,970
Long-term and current portion of long-term ordinary bonds and Sustainability-Linked Bond
Borrowings
Financial liabilities, at fair value	23,070	22,429
Long-term and current portion of long-term convertible bonds
Borrowings
Financial liabilities, at fair value	513	497
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	5,029	4,008
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 138	€ 36